Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

6. Discontinued Operations

GAAP requires that all components of an entity that have been disposed of (by sale, by abandonment or in a distribution to owners) or are held for sale and whose cash flows can be clearly distinguished from the rest of the entity be presented as discontinued operations. In June 2012, the Company disposed of its PsychSolutions facility located in Miami, Florida and recognized a loss on disposal of $0.2 million, which is included in loss from discontinued operations on the consolidated statements of operations. In 2010, the Company ceased operations of its facility located in Hilo, Hawaii. As part of the acquisition of YFCS on April 1, 2011, the Company acquired a facility located in Tampa Bay, Florida that was classified as discontinued operations during 2010. In December 2011, the Company closed three outpatient facilities and a 24-bed substance abuse facility acquired from PHC on November 1, 2011. The results of operations of these facilities have been reported as discontinued operations in the accompanying consolidated financial statements.

A summary of results from discontinued operations is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Revenue	$5,362	$1,855	$3,210

Net (loss) income from discontinued operations	$(1,698)	$(471)	$119